Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ 19,738,737	$ 20,352,729	$ 10,570,070
Gross loss	87,666,029	63,343,156	42,168,007
Operating expenses:
General and administrative	17,993,787	17,592,119	15,210,102
Product development	10,738,730	11,147,873	9,032,327
Sales and marketing	46,474,107	43,761,473	30,588,236
Share-based compensation	6,056,033	4,698,953	3,035,122
Total operating expenses	75,456,984	82,453,115	54,830,665
Interest income	2,648,026	4,044,288	1,340,563
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	(66,970)	0	2,773,839
Exchange gain (loss), net	(766,162)	(112,672)	556,757
Other income (loss), net	(937,431)	18,236	(29,131)
Gain from sales of cost method investment	0	0	0
Net income (loss)	26,817,688	(10,630,728)	(8,173,890)
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)	19,015,373	(7,389,126)	(7,377,333)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues			2,584
Gross loss			(2,584)
Operating expenses:
General and administrative	1,226,800	1,418,198	1,417,843
Product development		50,859	62,914
Sales and marketing		108,384	160,112
Share-based compensation	3,812,733	4,132,182	2,539,274
Total operating expenses	5,039,533	5,709,623	4,180,143
Interest income	47	30	605
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	28,643,095	(6,394,055)	(4,985,519)
Exchange gain (loss), net	(1,011,509)	(76,351)	594,513
Other income (loss), net	(109,684)	674,414
Gain from sales of cost method investment		4,337,736
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(3,467,043)	(221,070)	1,195,795
Other comprehensive income (loss), net of tax	(3,467,043)	(221,070)	1,195,795
Comprehensive income (loss)	$ 19,015,373	$ (7,388,919)	$ (7,377,333)